UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2013 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

STOCK FUND Portfolio of Investments (unaudited)	March 31, 2013

COMMON STOCKS: 98.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.6%
CONSUMER DURABLES & APPAREL: 0.6%
NVR, Inc.(a)	88,200	$95,265,702
Panasonic Corp. ADR(a),(b) (Japan)	25,925,097	190,030,961

		285,296,663
MEDIA: 11.5%
Comcast Corp., Class A	38,010,197	1,596,808,376
DISH Network Corp., Class A(a)	7,123,253	269,971,289
News Corp., Class A	31,836,426	971,647,721
Time Warner Cable, Inc.	9,407,310	903,666,199
Time Warner, Inc.	24,592,732	1,417,033,218

		5,159,126,803
RETAILING: 1.5%
CarMax, Inc.(a)	4,960,350	206,846,595
J. C. Penney Co., Inc.(a)	10,933,700	165,208,207
Liberty Interactive, Series A(a)	14,690,075	314,073,803

		686,128,605

		6,130,552,071
CONSUMER STAPLES: 1.8%
FOOD & STAPLES RETAILING: 1.3%
Wal-Mart Stores, Inc.	7,958,650	595,545,779
FOOD, BEVERAGE & TOBACCO: 0.5%
Unilever PLC ADR(b) (United Kingdom)	5,573,600	235,428,864

		830,974,643
ENERGY: 6.3%
Baker Hughes, Inc.	14,220,450	659,971,084
Chevron Corp.	5,244,280	623,125,350
Occidental Petroleum Corp.	6,856,970	537,380,739
Schlumberger, Ltd.(b) (Curacao/United States)	13,581,845	1,017,144,372

		2,837,621,545
FINANCIALS: 21.4%
BANKS: 5.8%
BB&T Corp.	11,454,144	359,545,580
HSBC Holdings PLC ADR(b) (United Kingdom)	5,310,329	283,252,949
SunTrust Banks, Inc.	10,942,233	315,245,733
Wells Fargo & Co.	43,934,841	1,625,149,769

		2,583,194,031
DIVERSIFIED FINANCIALS: 13.5%
Bank of America Corp.	76,113,300	927,059,994
Bank of New York Mellon Corp.	34,644,224	969,691,830
Capital One Financial Corp.(c)	29,167,211	1,602,738,244
Charles Schwab Corp.	53,202,700	941,155,763
Goldman Sachs Group, Inc.	7,042,600	1,036,318,590
JPMorgan Chase & Co.	6,766,200	321,123,852
McGraw-Hill Companies, Inc.	4,968,325	258,750,366

		6,056,838,639
INSURANCE: 2.1%
AEGON NV(b) (Netherlands)	63,685,517	382,749,957
Genworth Financial, Inc., Class A(a)	21,875,157	218,751,570
Metlife, Inc.	9,461,600	359,730,032

		961,231,559

		9,601,264,229
HEALTH CARE: 19.0%
HEALTH CARE EQUIPMENT & SERVICES: 2.0%
Boston Scientific Corp.(a)	56,840,400	443,923,524
Cigna Corp.	3,295,384	205,533,100
Medtronic, Inc.	5,571,500	261,637,640

		911,094,264
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 17.0%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	25,621,200	1,201,890,492
Merck & Co., Inc.	30,095,800	1,331,137,234

	SHARES	VALUE
Novartis AG ADR(b) (Switzerland)	18,974,700	$1,351,757,628
Pfizer, Inc.	42,220,364	1,218,479,705
Roche Holding AG ADR(b) (Switzerland)	18,491,600	1,083,607,760
Sanofi ADR(b) (France)	27,853,029	1,422,732,721

		7,609,605,540

		8,520,699,804
INDUSTRIALS: 6.4%
CAPITAL GOODS: 3.5%
General Electric Co.	55,066,775	1,273,143,838
Koninklijke Philips Electronics NV(b) (Netherlands)	9,769,121	288,677,525

		1,561,821,363
COMMERCIAL & PROFESSIONAL SERVICES: 0.7%
ADT Corp.	2,545,137	124,559,005
Pitney Bowes, Inc.	1,286,630	19,119,322
Tyco International, Ltd.(b) (Switzerland)	5,090,275	162,888,800

		306,567,127
TRANSPORTATION: 2.2%
FedEx Corp.	10,320,099	1,013,433,722

		2,881,822,212
INFORMATION TECHNOLOGY: 23.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Maxim Integrated Products, Inc.	8,112,911	264,886,544
SOFTWARE & SERVICES: 12.8%
Adobe Systems, Inc.(a)	13,491,841	587,030,002
Amdocs, Ltd.(b) (Guernsey/United States)	5,713,100	207,099,875
AOL, Inc.(a),(c)	4,697,054	180,789,609
BMC Software, Inc.(a),(c)	7,402,540	342,959,678
Cadence Design Systems, Inc.(a)	11,971,800	166,767,174
Computer Sciences Corp.(c)	8,982,762	442,221,373
Compuware Corp.(a),(c)	14,249,712	178,121,400
eBay, Inc.(a)	6,442,309	349,301,994
Google, Inc., Class A(a)	791,700	628,633,551
Microsoft Corp.	44,945,500	1,285,890,755
Symantec Corp.(a),(c)	37,751,300	931,702,084
Synopsys, Inc.(a),(c)	12,694,669	455,484,724

		5,756,002,219
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.6%
Corning, Inc.	20,903,400	278,642,322
Dell, Inc.	9,761,227	139,878,383
Hewlett-Packard Co.	69,610,995	1,659,526,121
Molex, Inc.	2,364,500	69,232,560
Molex, Inc., Class A	8,924,930	215,269,311
NetApp, Inc.(a)	14,732,000	503,245,120
Nokia Corp. ADR(a),(b) (Finland)	86,286,400	283,019,392
TE Connectivity, Ltd.(b) (Switzerland)	13,853,975	580,897,172
Xerox Corp.(c)	65,746,682	565,421,465

		4,295,131,846

		10,316,020,609
MATERIALS: 2.9%
Celanese Corp., Series A(c)	9,280,071	408,787,128
Domtar Corp.	672,149	52,172,205
Dow Chemical Co.	17,300,289	550,841,202
Vulcan Materials Co.	5,428,787	280,668,288

		1,292,468,823
TELECOMMUNICATION SERVICES: 3.8%
Sprint Nextel Corp.(a),(c)	211,790,639	1,315,219,868
Vodafone Group PLC ADR(b) (United Kingdom)	13,363,300	379,651,353

		1,694,871,221

TOTAL COMMON STOCKS (Cost $35,498,225,539)		44,106,295,157

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	March 31, 2013

SHORT-TERM INVESTMENTS: 1.3%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$44,590,955	$44,590,955
REPURCHASE AGREEMENT: 1.2%
Fixed Income Clearing Corporation(d) 0.05%, dated 3/28/13, due 4/1/13, maturity value $531,159,951	531,157,000	531,157,000

TOTAL SHORT-TERM INVESTMENTS (Cost $575,747,955)		575,747,955

TOTAL INVESTMENTS (Cost $36,073,973,494)	99.5%	44,682,043,112

OTHER ASSETS LESS LIABILITIES	0.5%	225,277,621

NET ASSETS	100.0%	$44,907,320,733

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Fannie Mae 0.50%-2.25%, 2/1/16-3/28/16; Federal Home Loan Bank 0.45%-5.375%, 3/18/16-5/18/16; U.S. Treasury Note 1.50%-2.375%, 3/31/16-7/31/16. Total collateral value is $541,787,823.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2013:

Security Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(b)	$44,106,295,157	$—	$—
Short-term Investments
Money Market Fund	44,590,955	—	—
Repurchase Agreement	—	531,157,000	—

Total	$44,150,886,112	$531,157,000	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2013, the cost of investments for federal income tax purposes was $36,121,959,263. Net unrealized appreciation aggregated $8,560,083,849, of which $10,477,579,077 represented appreciated securities and $1,917,495,228 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2013. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
AOL, Inc.	4,697,054	—	—	4,697,054	—	(b)	180,789,609
BMC Software, Inc.	7,402,540	—	—	7,402,540	—	(b)	342,959,678
Capital One Financial Corp.	29,207,211	—	(40,000)	29,167,211	1,458,361		1,602,738,244
Celanese Corp., Series A	9,280,071	—	—	9,280,071	696,005		408,787,128
Computer Sciences Corp.	8,982,762	—	—	8,982,762	1,796,552		442,221,373
Compuware Corp.	14,549,712	—	(300,000)	14,249,712	—	(b)	178,121,400
Sprint Nextel Corp.	183,015,570	28,775,069	—	211,790,639	—	(b)	1,315,219,868
Symantec Corp.	33,751,300	4,000,000	—	37,751,300	—	(b)	931,702,084
Synopsys, Inc.	12,694,669	—	—	12,694,669	—	(b)	455,484,724
Xerox Corp.	65,746,682	—	—	65,746,682	3,780,434		565,421,465

					$7,731,352		$6,423,445,573

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND Portfolio of Investments (unaudited)	March 31, 2013

COMMON STOCKS: 96.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.9%
AUTOMOBILES & COMPONENTS: 2.1%
Bayerische Motoren Werke AG (Germany)	247,100	$21,320,128
Mahindra & Mahindra, Ltd. (India)	655,100	10,384,571
Yamaha Motor Co., Ltd. (Japan)	2,458,200	33,059,767

		64,764,466
CONSUMER DURABLES & APPAREL: 1.0%
Panasonic Corp. (a) (Japan)	4,222,540	31,578,777
MEDIA: 7.8%
Comcast Corp., Class A (United States)	1,040,600	43,715,606
DISH Network Corp., Class A(a) (United States)	256,300	9,713,770
Grupo Televisa SAB ADR (Mexico)	1,112,700	29,608,947
Naspers, Ltd. (South Africa)	826,600	51,495,635
Television Broadcasts, Ltd. (Hong Kong)	2,523,100	19,095,803
Time Warner Cable, Inc. (United States)	542,071	52,071,340
Time Warner, Inc. (United States)	569,966	32,841,441

		238,542,542
RETAILING: 1.0%
J. C. Penney Co., Inc.(a) (United States)	1,411,200	21,323,232
Liberty Interactive, Series A(a) (United States)	482,357	10,312,792

		31,636,024

		366,521,809
CONSUMER STAPLES: 2.7%
FOOD & STAPLES RETAILING: 0.4%
Wal-Mart Stores, Inc. (United States)	172,600	12,915,658
FOOD, BEVERAGE & TOBACCO: 2.3%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,602,600	25,686,951
Diageo PLC ADR (United Kingdom)	112,800	14,194,752
Unilever PLC (United Kingdom)	696,700	29,471,441

		69,353,144

		82,268,802
ENERGY: 4.3%
Baker Hughes, Inc. (United States)	790,087	36,667,938
Occidental Petroleum Corp. (United States)	320,225	25,096,033
Royal Dutch Shell PLC ADR (United Kingdom)	378,447	24,659,607
Schlumberger, Ltd. (Curacao/United States)	617,100	46,214,619

		132,638,197
FINANCIALS: 23.8%
BANKS: 8.5%
Banco Santander SA (Spain)	4,486,317	30,145,636
Barclays PLC (United Kingdom)	11,003,400	48,677,697
BB&T Corp. (United States)	569,200	17,867,188
HSBC Holdings PLC (United Kingdom)	2,818,162	30,081,440
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,129,200	18,748,274
Standard Chartered PLC (United Kingdom)	1,051,683	27,221,580
SunTrust Banks, Inc. (United States)	448,795	12,929,784
UniCredit SPA(a) (Italy)	2,984,199	12,738,242
Wells Fargo & Co. (United States)	1,677,773	62,060,823

		260,470,664
DIVERSIFIED FINANCIALS: 11.1%
Bank of America Corp. (United States)	3,580,300	43,608,054

	SHARES	VALUE
Bank of New York Mellon Corp. (United States)	1,764,400	$49,385,556
Capital One Financial Corp. (United States)	1,088,200	59,796,590
Charles Schwab Corp. (United States)	3,353,300	59,319,877
Credit Suisse Group AG (Switzerland)	2,337,981	61,349,537
Goldman Sachs Group, Inc. (United States)	324,200	47,706,030
Haci Omer Sabanci Holding AS (Turkey)	3,344,188	19,777,158

		340,942,802
INSURANCE: 3.6%
AEGON NV (Netherlands)	7,268,833	43,708,671
Dai-ichi Life Insurance Co., Ltd. (Japan)	10,300	13,720,933
Swiss Life Holding AG (Switzerland)	70,600	10,463,942
Swiss Re AG (Switzerland)	545,300	44,345,475

		112,239,021
REAL ESTATE: 0.6%
BR Malls Participacoes SA (Brazil)	703,600	8,802,181
Hang Lung Group, Ltd. (Hong Kong)	1,977,800	11,134,210

		19,936,391

		733,588,878
HEALTH CARE: 14.2%
HEALTH CARE EQUIPMENT & SERVICES: 0.7%
Boston Scientific Corp.(a) (United States)	1,520,200	11,872,762
Medtronic, Inc. (United States)	181,200	8,509,152

		20,381,914
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 13.5%
Bayer AG (Germany)	474,520	48,946,991
GlaxoSmithKline PLC (United Kingdom)	1,729,000	40,418,373
GlaxoSmithKline PLC ADR (United Kingdom)	782,100	36,688,311
Merck & Co., Inc. (United States)	1,038,000	45,910,740
Novartis AG (Switzerland)	278,700	19,802,291
Novartis AG ADR (Switzerland)	609,700	43,435,028
Pfizer, Inc. (United States)	612,000	17,662,320
Roche Holding AG (Switzerland)	345,800	80,503,318
Sanofi (France)	824,862	83,816,135

		417,183,507

		437,565,421
INDUSTRIALS: 7.7%
CAPITAL GOODS: 6.5%
General Electric Co. (United States)	1,856,700	42,926,904
Koninklijke Philips Electronics NV (Netherlands)	1,296,213	38,356,920
Mitsubishi Electric Corp. (Japan)	3,310,700	26,764,144
Nidec Corp. (Japan)	529,900	31,635,821
Schneider Electric SA (France)	638,578	46,658,017
Wienerberger AG (Austria)	1,266,630	15,080,282

		201,422,088
COMMERCIAL & PROFESSIONAL SERVICES: 0.1%
Tyco International, Ltd. (Switzerland)	149,900	4,796,800
TRANSPORTATION: 1.1%
FedEx Corp. (United States)	336,700	33,063,940

		239,282,828
INFORMATION TECHNOLOGY: 17.9%
SOFTWARE & SERVICES: 9.0%
Adobe Systems, Inc.(a) (United States)	705,254	30,685,601
Amdocs, Ltd. (Guernsey/United States)	353,219	12,804,189
AOL, Inc.(a) (United States)	500,769	19,274,599
eBay, Inc.(a) (United States)	262,500	14,232,750
Google, Inc., Class A(a) (United States)	53,600	42,560,008
Microsoft Corp. (United States)	2,675,700	76,551,777

1/ Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	March 31, 2013

COMMON STOCKS (continued)

	SHARES	VALUE
Nintendo Co., Ltd. (Japan)	396,300	$42,730,600
Symantec Corp.(a) (United States)	1,057,200	26,091,696
Synopsys, Inc.(a) (United States)	346,800	12,443,184

		277,374,404
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.9%
Corning, Inc. (United States)	1,495,700	19,937,681
Hewlett-Packard Co. (United States)	5,298,400	126,313,856
NetApp, Inc.(a) (United States)	977,200	33,381,152
Nokia Oyj(a) (Finland)	6,458,425	20,895,532
TE Connectivity, Ltd. (Switzerland)	574,115	24,072,642
Telefonaktiebolaget LM Ericsson (Sweden)	1,594,288	19,865,755
Xerox Corp. (United States)	3,479,800	29,926,280

		274,392,898

		551,767,302
MATERIALS: 5.2%
Akzo Nobel NV (Netherlands)	312,038	19,807,315
Celanese Corp., Series A (United States)	712,600	31,390,030
Domtar Corp. (United States)	390,016	30,273,042
Dow Chemical Co. (United States)	671,000	21,364,640
Lafarge SA (France)	883,995	58,731,148

		161,566,175
TELECOMMUNICATION SERVICES: 8.4%
America Movil SAB de CV, Series L (Mexico)	42,502,800	45,113,060
Bharti Airtel, Ltd. (India)	34,800	186,934
Millicom International Cellular SA SDR (Luxembourg)	606,343	48,430,769
MTN Group, Ltd. (South Africa)	1,612,100	28,310,322
Sprint Nextel Corp.(a) (United States)	9,605,600	59,650,776
Telecom Italia SPA-RSP (Italy)	44,761,404	27,541,172
Telekom Austria AG (Austria)	1,659,333	10,888,202
Vodafone Group PLC (United Kingdom)	13,333,000	37,802,964

		257,924,199

TOTAL COMMON STOCKS (Cost $2,534,036,795)		2,963,123,611

PREFERRED STOCKS: 1.5%
ENERGY: 1.5%
Petroleo Brasileiro SA ADR (Brazil)	2,477,000	44,957,550

TOTAL PREFERRED STOCKS (Cost $53,552,962)		44,957,550

SHORT-TERM INVESTMENTS: 2.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$3,075,303	3,075,303
REPURCHASE AGREEMENT: 2.5%
Fixed Income Clearing Corporation(b) 0.05%, dated 3/28/13, due 4/1/13, maturity value $76,787,427	76,787,000	76,787,000
TREASURY BILL: 0.0%(c)
Swedish Treasury Bill(d) 4/17/13	70,000	10,738
TOTAL SHORT-TERM INVESTMENTS (Cost $79,873,217)		79,873,041

TOTAL INVESTMENTS (Cost $2,667,462,974)	100.2%	3,087,954,202
OTHER ASSETS LESS LIABILITIES	(0.2%)	(5,557,594)

NET ASSETS	100.0%	$3,082,396,608

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Fannie Mae 0.65%-0.75%, 1/15/16-2/1/16; U.S. Treasury Note 0.375%, 1/15/16. Total collateral value is $78,323,025.
(c)	Rounds to 0.0%
(d)	Par value is stated in Swedish Krona.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

Forward Foreign Currency Contracts

As of March 31, 2013, open forward foreign currency contracts are summarized as follows:

Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation
Contracts to sell Japanese Yen:
UBS	4/17/2013	5,460,218	490,000,000	$254,387

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2013:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$2,888,401,604	$74,722,007		$—
Preferred Stocks	44,957,550	—		—
Short-term Investments
Money Market Fund	3,075,303	—		—
Repurchase Agreement	—	76,787,000		—
Treasury Bill	—	10,738		—

Total Securities	$2,936,434,457	$151,519,745		$—

Other Financial Instruments
Forward Foreign Currency Contracts	$—	$254,387	(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no transfers to or from Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized appreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2013, the cost of investments for federal income tax purposes was $2,678,069,640. Net unrealized appreciation aggregated $409,884,562, of which $584,770,216 represented appreciated securities and $174,885,654 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND Portfolio of Investments (unaudited)	March 31, 2013

COMMON STOCKS: 97.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.6%
AUTOMOBILES & COMPONENTS: 3.6%
Bayerische Motoren Werke AG (Germany)	6,481,400	$559,224,114
Honda Motor Co., Ltd. (Japan)	300,000	11,472,885
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	258,576,384
Mahindra & Mahindra, Ltd. (India)	3,772,581	59,802,523
NGK Spark Plug Co., Ltd.(b) (Japan)	16,720,000	255,235,991
Yamaha Motor Co., Ltd.(b) (Japan)	30,430,000	409,246,083

		1,553,557,980
CONSUMER DURABLES & APPAREL: 1.2%
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	50,305,400	30,220,425
Panasonic Corp.(a) (Japan)	64,830,534	484,843,001

		515,063,426
CONSUMER SERVICES: 0.4%
Accor SA (France)	4,958,051	172,233,551
MEDIA: 7.4%
Grupo Televisa SAB ADR (Mexico)	20,060,592	533,812,353
Liberty Global, Inc., Series A(a) (United States)	2,481,805	182,164,487
Liberty Global, Inc., Series C(a) (United States)	3,574,971	245,350,260
Naspers, Ltd.(b) (South Africa)	25,360,895	1,579,936,348
News Corp., Class A (United States)	11,612,792	354,422,412
Television Broadcasts, Ltd.(b) (Hong Kong)	34,015,100	257,439,517

		3,153,125,377

		5,393,980,334
CONSUMER STAPLES: 2.6%
FOOD, BEVERAGE & TOBACCO: 2.6%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	24,488,440	392,508,020
Diageo PLC (United Kingdom)	400,000	12,611,432
Diageo PLC ADR (United Kingdom)	1,750,100	220,232,584
Unilever PLC (United Kingdom)	11,000,000	465,316,281

		1,090,668,317
ENERGY: 4.4%
Royal Dutch Shell PLC ADR (United Kingdom)	11,443,505	745,658,786
Schlumberger, Ltd. (Curacao/United States)	11,052,217	827,700,531
Total SA (France)	6,118,600	292,980,204

		1,866,339,521
FINANCIALS: 25.1%
BANKS: 15.1%
Banco Santander SA (Spain)	65,457,723	439,840,671
Barclays PLC (United Kingdom)	236,145,898	1,044,680,607
BNP Paribas SA (France)	4,933,000	253,187,732
Erste Group Bank AG(a) (Austria)	3,700,000	103,062,085
HSBC Holdings PLC (United Kingdom)	103,154,921	1,101,089,476
ICICI Bank, Ltd. (India)	5,278,944	101,999,688
Kasikornbank PCL Foreign (Thailand)	82,212,627	586,731,741
Lloyds Banking Group PLC(a) (United Kingdom)	412,000,000	304,805,868
Mitsubishi UFJ Financial Group, Inc. (Japan)	74,899,900	448,754,912
Standard Bank Group, Ltd. (South Africa)	27,632,295	355,767,338
Standard Chartered PLC (United Kingdom)	30,663,224	793,681,552
UniCredit SPA(a) (Italy)	123,651,788	527,815,462

	SHARES	VALUE
Yapi ve Kredi Bankasi AS(a) (Turkey)	133,779,068	$414,062,223

		6,475,479,355
DIVERSIFIED FINANCIALS: 4.3%
Credit Suisse Group AG (Switzerland)	45,809,794	1,202,066,742
Deutsche Boerse AG (Germany)	4,742,000	287,180,454
Haci Omer Sabanci Holding AS (Turkey)	61,789,354	365,415,402

		1,854,662,598
INSURANCE: 4.4%
AEGON NV (Netherlands)	87,459,612	525,908,819
Dai-ichi Life Insurance Co., Ltd. (Japan)	152,693	203,406,833
Swiss Life Holding AG (Switzerland)	1,520,000	225,286,000
Swiss Re AG (Switzerland)	11,291,868	918,289,487

		1,872,891,139
REAL ESTATE: 1.3%
BR Malls Participacoes SA (Brazil)	15,589,100	195,022,862
Hang Lung Group, Ltd. (Hong Kong)	53,325,500	300,200,881
Hang Lung Properties, Ltd. (Hong Kong)	15,464,000	57,871,344

		553,095,087

		10,756,128,179
HEALTH CARE: 16.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.7%
Bayer AG (Germany)	10,405,350	1,073,317,397
GlaxoSmithKline PLC (United Kingdom)	22,270,000	520,599,864
GlaxoSmithKline PLC ADR (United Kingdom)	19,853,749	931,339,366
Novartis AG (Switzerland)	1,720,000	122,210,049
Novartis AG ADR (Switzerland)	16,305,000	1,161,568,200
Roche Holding AG (Switzerland)	7,370,400	1,715,852,101
Sanofi (France)	16,124,120	1,638,409,111

		7,163,296,088
INDUSTRIALS: 9.9%
CAPITAL GOODS: 9.0%
Compagnie de Saint-Gobain SA (France)	6,624,091	245,562,504
Koninklijke Philips Electronics NV (Netherlands)	44,610,796	1,320,101,504
Mitsubishi Electric Corp.(b) (Japan)	109,739,800	887,151,302
Nexans SA(b) (France)	1,690,258	77,653,042
Nidec Corp. (Japan)	6,782,500	404,925,373
Schneider Electric SA (France)	10,424,546	761,674,613
Wienerberger AG(b) (Austria)	13,111,098	156,098,505

		3,853,166,843
COMMERCIAL & PROFESSIONAL SERVICES: 0.6%
ADT Corp. (United States)	2,179,460	106,662,773
Tyco International, Ltd. (Switzerland)	5,158,920	165,085,440

		271,748,213
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,122,304	113,955,925

		4,238,870,981
INFORMATION TECHNOLOGY: 12.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
Infineon Technologies AG(b) (Germany)	66,288,456	523,426,962
SOFTWARE & SERVICES: 1.7%
Amdocs, Ltd. (Guernsey/United States)	6,500,000	235,625,000
Nintendo Co., Ltd. (Japan)	4,778,000	515,182,451

		750,807,451
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.2%
Brother Industries, Ltd.(b) (Japan)	22,885,100	235,086,755
Fujitsu, Ltd.(a) (Japan)	100,723,000	418,363,977
Hewlett-Packard Co. (United States)	43,541,104	1,038,019,920
Kyocera Corp. (Japan)	5,133,900	468,478,260
Nokia Oyj(a) (Finland)	142,529,200	461,137,746

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	March 31, 2013

COMMON STOCKS (continued)

	SHARES	VALUE
TE Connectivity, Ltd. (Switzerland)	12,270,462	$514,500,472
Telefonaktiebolaget LM Ericsson (Sweden)	62,922,200	784,047,178

		3,919,634,308

		5,193,868,721
MATERIALS: 6.1%
Akzo Nobel NV (Netherlands)	4,286,253	272,079,558
BHP Billiton PLC (United Kingdom)	12,284,454	357,446,434
Lafarge SA(b) (France)	21,344,291	1,418,078,970
Lanxess AG(b) (Germany)	3,741,980	265,351,232
Linde AG (Germany)	820,205	152,502,731
Norsk Hydro ASA (Norway)	34,026,190	147,039,513

		2,612,498,438
TELECOMMUNICATION SERVICES: 8.1%
America Movil SAB de CV, Series L (Mexico)	629,815,000	668,494,359
Bharti Airtel, Ltd. (India)	19,273,671	103,531,706
Millicom International Cellular SA SDR(b) (Luxembourg)	5,532,494	441,899,951
MTN Group, Ltd. (South Africa)	39,020,300	685,241,161
Telecom Italia SPA (Italy)	201,500,000	142,319,406
Telecom Italia SPA-RSP (Italy)	303,040,245	186,457,141
Telekom Austria AG (Austria)	12,767,576	83,778,206
Vodafone Group PLC (United Kingdom)	401,250,000	1,137,661,385

		3,449,383,315

TOTAL COMMON STOCKS (Cost $40,079,918,892)		41,765,033,894

PREFERRED STOCKS: 0.9%
ENERGY: 0.9%
Petroleo Brasileiro SA ADR (Brazil)	21,036,000	381,803,400

TOTAL PREFERRED STOCKS (Cost $402,199,906)		381,803,400

SHORT-TERM INVESTMENTS: 1.3%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$42,711,595	42,711,595
REPURCHASE AGREEMENT: 1.2%
Fixed Income Clearing Corporation(c) 0.05%, dated 3/28/13, due 4/1/13, maturity value $509,966,833	509,964,000	509,964,000
TREASURY BILL: 0.0%(d)
Swedish Treasury Bill(e) 4/17/13	130,625,000	20,037,294
TOTAL SHORT-TERM INVESTMENTS (Cost $573,042,226)		572,712,889

TOTAL INVESTMENTS (Cost $41,055,161,024)	99.8%	42,719,550,183
OTHER ASSETS LESS LIABILITIES	0.2%	82,493,897

NET ASSETS	100.0%	$42,802,044,080

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)

Repurchase agreement is collateralized by Fannie Mae 0.50%-4.375%, 10/15/15-1/15/16; Freddie Mac 4.75%, 11/17/15; U.S. Treasury Note 0.25%-1.50%, 12/15/15-6/30/16. Total collateral value is $520,172,401.

(d)	Rounds to 0.0%
(e)	Par value is stated in Swedish Krona.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

SDR: Swedish Depository Receipt

Forward Foreign Currency Contracts

As of March 31, 2013, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation
Contracts to sell Japanese Yen:
UBS	4/17/2013	227,323,379	20,400,000,000	$10,590,802

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2013:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$40,385,467,244	$1,379,566,650		$—
Preferred Stocks	381,803,400	—		—
Short-term Investments
Money Market Fund	42,711,595	—		—
Repurchase Agreement	—	509,964,000		—
Treasury Bill	—	20,037,294		—

Total Securities	$40,809,982,239	$1,909,567,944		$—

Other Financial Instruments
Forward Foreign Currency Contracts	$—	$10,590,802	(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no transfers to or from Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized appreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2013, the cost of investments for federal income tax purposes was $41,119,856,614. Net unrealized appreciation aggregated $1,599,693,569, of which $8,273,746,752 represented appreciated securities and $6,674,053,183 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2013. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Brother Industries, Ltd. (Japan)	22,885,100	—	—	22,885,100	2,702,067		235,086,755
Corporacion Geo SAB de CV, Series B (Mexico)	50,305,400	—	—	50,305,400	—	(b)	30,220,425
Infineon Technologies AG (Germany)	66,288,456	—	—	66,288,456	10,328,267		523,426,962
Lafarge SA (France)	21,344,291	—	—	21,344,291	—		1,418,078,970
Lanxess AG (Germany)	4,299,784	—	(557,804)	3,741,980	—		—	(c)
Millicom International Cellular SA SDR (Luxembourg)	4,427,494	1,105,000	—	5,532,494	—		441,899,951
Mitsubishi Electric Corp. (Japan)	102,589,800	7,150,000	—	109,739,800	6,478,544		887,151,302
Naspers, Ltd. (South Africa)	25,160,895	200,000	—	25,360,895	—		1,579,936,348
NGK Spark Plug Co., Ltd. (Japan)	16,720,000	—	—	16,720,000	1,809,635		255,235,991
Nexans SA (France)	1,690,258	—	—	1,690,258	—		77,653,042
Television Broadcasts, Ltd. (Hong Kong)	34,015,100	—	—	34,015,100	—		257,439,517
Wienerberger AG (Austria)	12,250,041	861,057	—	13,111,098	—		156,098,505
Yamaha Motor Co., Ltd. (Japan)	30,430,000	—	—	30,430,000	—		409,246,083

					$21,318,513		$6,271,473,851

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND Portfolio of Investments (unaudited)	March 31, 2013

COMMON STOCKS: 71.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 9.4%
CONSUMER DURABLES & APPAREL: 0.3%
Panasonic Corp. ADR(b),(a) (Japan)	5,721,899	41,941,520
MEDIA: 8.1%
Comcast Corp., Class A	7,509,774	315,485,605
DISH Network Corp., Class A(a)	1,373,682	52,062,548
News Corp., Class A	6,434,800	196,390,096
Time Warner Cable, Inc.	2,043,883	196,335,401
Time Warner, Inc.	4,893,666	281,973,035

		1,042,246,685
RETAILING: 1.0%
CarMax, Inc.(a)	776,000	32,359,200
J. C. Penney Co., Inc.(a)	2,750,000	41,552,500
Liberty Interactive, Series A(a)	2,719,650	58,146,117

		132,057,817

		1,216,246,022
CONSUMER STAPLES: 1.2%
FOOD & STAPLES RETAILING: 0.9%
Wal-Mart Stores, Inc.	1,601,900	119,870,177
FOOD, BEVERAGE & TOBACCO: 0.3%
Unilever PLC ADR(b) (United Kingdom)	772,400	32,626,176

		152,496,353
ENERGY: 4.8%
Baker Hughes, Inc.	3,362,079	156,034,086
Chevron Corp.	1,048,579	124,592,157
Occidental Petroleum Corp.	1,425,900	111,747,783
Schlumberger, Ltd.(b) (Curacao/United States)	2,986,521	223,660,558

		616,034,584
FINANCIALS: 16.1%
BANKS: 3.9%
BB&T Corp.	1,889,584	59,314,042
HSBC Holdings PLC ADR(b) (United Kingdom)	970,561	51,769,723
SunTrust Banks, Inc.	1,704,490	49,106,357
Wells Fargo & Co.	9,338,506	345,431,337

		505,621,459
DIVERSIFIED FINANCIALS: 10.3%
Bank of America Corp.	15,865,600	193,243,008
Bank of New York Mellon Corp.	8,039,800	225,034,002
Capital One Financial Corp.	6,062,659	333,143,112
Charles Schwab Corp.	12,849,900	227,314,731
Goldman Sachs Group, Inc.	1,463,000	215,280,450
JPMorgan Chase & Co.	1,549,900	73,558,254
McGraw-Hill Companies, Inc.	967,971	50,411,930

		1,317,985,487
INSURANCE: 1.9%
AEGON NV(b) (Netherlands)	16,684,996	100,276,826
Genworth Financial, Inc., Class A(a)	6,504,200	65,042,000
Metlife, Inc.	2,100,000	79,842,000

		245,160,826

		2,068,767,772
HEALTH CARE: 13.2%
HEALTH CARE EQUIPMENT & SERVICES: 1.5%
Boston Scientific Corp.(a)	11,938,300	93,238,123
Cigna Corp.	806,216	50,283,692
Medtronic, Inc.	1,100,200	51,665,392

		195,187,207
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.7%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	5,310,600	249,120,246
Merck & Co., Inc.	6,036,975	267,015,404
Novartis AG ADR(b) (Switzerland)	3,635,000	258,957,400
Pfizer, Inc.	7,866,217	227,019,023

	SHARES	VALUE
Roche Holding AG ADR(b) (Switzerland)	4,040,000	236,744,000
Sanofi ADR(b) (France)	5,295,165	270,477,028

		1,509,333,101

		1,704,520,308
INDUSTRIALS: 4.5%
CAPITAL GOODS: 2.4%
General Electric Co.	11,212,200	259,226,064
Koninklijke Philips Electronics NV(b) (Netherlands)	1,675,995	49,525,652

		308,751,716
COMMERCIAL & PROFESSIONAL SERVICES: 0.5%
ADT Corp.	587,717	28,762,870
Pitney Bowes, Inc.	362,662	5,389,157
Tyco International, Ltd.(b) (Switzerland)	1,095,434	35,053,888

		69,205,915
TRANSPORTATION: 1.6%
FedEx Corp.	2,034,554	199,793,203

		577,750,834
INFORMATION TECHNOLOGY: 17.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.4%
Maxim Integrated Products, Inc.	1,454,000	47,473,100
SOFTWARE & SERVICES: 9.3%
Adobe Systems, Inc.(a)	2,959,597	128,772,066
Amdocs, Ltd.(b) (Guernsey/United States)	1,376,700	49,905,375
AOL, Inc.(a)	689,074	26,522,458
BMC Software, Inc.(a)	1,616,560	74,895,225
Cadence Design Systems, Inc.(a)	1,570,700	21,879,851
Computer Sciences Corp.	1,378,232	67,850,361
Compuware Corp.(a)	2,295,888	28,698,600
eBay, Inc.(a)	1,337,031	72,493,821
Google, Inc., Class A(a)	161,000	127,838,830
Microsoft Corp.	9,994,900	285,954,089
Symantec Corp.(a)	8,594,000	212,099,920
Synopsys, Inc.(a)	2,690,100	96,520,788

		1,193,431,384
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.5%
Corning, Inc.	5,263,700	70,165,121
Dell, Inc.	2,455,700	35,190,181
Hewlett-Packard Co.	15,550,412	370,721,822
Molex, Inc.	111,600	3,267,648
Molex, Inc., Class A	2,269,828	54,748,251
NetApp, Inc.(a)	3,408,985	116,450,928
Nokia Corp. ADR(b),(a) (Finland)	16,040,260	52,612,053
TE Connectivity, Ltd.(b) (Switzerland)	2,970,536	124,554,574
Xerox Corp.	16,745,150	144,008,290

		971,718,868

		2,212,623,352
MATERIALS: 2.1%
Celanese Corp., Series A	2,015,960	88,803,038
Domtar Corp.	153,391	11,906,210
Dow Chemical Co.	3,564,354	113,489,031
Vulcan Materials Co.	1,023,348	52,907,092

		267,105,371
TELECOMMUNICATION SERVICES: 2.7%
Sprint Nextel Corp.(a)	45,574,100	283,015,161
Vodafone Group PLC ADR(b) (United Kingdom)	2,386,898	67,811,772

		350,826,933
TOTAL COMMON STOCKS (Cost $7,450,923,068)		9,166,371,529

PREFERRED STOCKS: 0.4%
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBC Universal Enterprise, Inc. 5.25%(d)	51,900	52,424,146

TOTAL PREFERRED STOCKS (Cost $51,900,000)		52,424,146

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES: 24.6%

	PAR VALUE	VALUE
U.S. TREASURY: 2.7%
U.S. Treasury Note
0.375%, 7/31/13	$98,300,000	98,388,273
0.75%, 8/15/13	62,200,000	62,345,797
0.25%, 10/31/13	55,000,000	55,036,520
0.25%, 11/30/13	46,005,000	46,035,547
0.25%, 1/31/14	93,100,000	93,176,342

		354,982,479
GOVERNMENT-RELATED: 2.2%
FEDERAL AGENCY: 0.2%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	155,762	159,581
Small Business Administration - 504 Program
Series 96-20L, 6.70%, 12/1/16	411,760	435,441
Series 97-20F, 7.20%, 6/1/17	651,423	710,031
Series 97-20I, 6.90%, 9/1/17	815,328	879,495
Series 98-20D, 6.15%, 4/1/18	911,155	985,975
Series 98-20I, 6.00%, 9/1/18	679,290	739,528
Series 99-20F, 6.80%, 6/1/19	845,422	932,488
Series 00-20D, 7.47%, 4/1/20	2,248,062	2,528,818
Series 00-20E, 8.03%, 5/1/20	1,047,877	1,184,724
Series 00-20G, 7.39%, 7/1/20	1,343,812	1,510,441
Series 00-20I, 7.21%, 9/1/20	972,198	1,093,034
Series 01-20E, 6.34%, 5/1/21	2,646,948	2,927,455
Series 01-20G, 6.625%, 7/1/21	2,466,347	2,762,152
Series 03-20J, 4.92%, 10/1/23	9,398,215	10,407,452
Series 07-20F, 5.71%, 6/1/27	6,791,917	7,880,270

		35,136,885
FOREIGN AGENCY: 0.4%
Export-Import Bank of Korea(b) (South Korea)
4.00%, 1/11/17	15,000,000	16,338,330
Petroleo Brasileiro SA(b) (Brazil)
5.375%, 1/27/21	27,410,000	29,575,198

		45,913,528
LOCAL AUTHORITY: 1.5%
California Taxable General Obligation
7.50%, 4/1/34	28,825,000	40,119,788
7.55%, 4/1/39	20,250,000	29,234,317
7.30%, 10/1/39	3,900,000	5,409,612
7.625%, 3/1/40	5,500,000	7,954,100
Illinois Taxable General Obligation
4.961%, 3/1/16	1,900,000	2,076,358
5.365%, 3/1/17	26,055,000	29,056,015
5.665%, 3/1/18	19,800,000	22,619,718
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	19,000,000	25,674,890
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	22,075,000	31,153,344

		193,298,142
SOVEREIGN: 0.1%
Kingdom of Spain(b),(d) (Spain)
4.00%, 3/6/18	16,000,000	16,013,293

		290,361,848
MORTGAGE-RELATED: 7.8%
FEDERAL AGENCY CMO & REMIC: 1.9%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.221%, 2/15/25	595,130	696,469
Trust 1995-2C 3A, 8.793%, 6/15/25	275,667	341,653
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	870,649	1,055,862
Trust 2002-33 A1, 7.00%, 6/25/32	2,742,923	3,231,084
Trust 2002-86, 6.00%, 8/25/32	2,088,006	2,159,319
Trust 2005-W4 1A2, 6.50%, 8/25/35	11,844,740	13,903,522
Trust 2009-66 ET, 6.00%, 5/25/39	18,655,588	20,366,623

	PAR VALUE	VALUE
Trust 2001-T7 A1, 7.50%, 2/25/41	2,496,901	2,815,125
Trust 2001-T4 A1, 7.50%, 7/25/41	2,317,748	2,762,821
Trust 2001-T8 A1, 7.50%, 7/25/41	2,420,869	2,643,690
Trust 2001-W3 A, 7.00%, 9/25/41	2,010,600	2,376,173
Trust 2001-T10 A2, 7.50%, 12/25/41	2,143,335	2,518,990
Trust 2002-W6 2A1, 6.587%, 6/25/42	2,497,304	2,832,268
Trust 2002-W8 A2, 7.00%, 6/25/42	2,898,108	3,387,705
Trust 2003-W2 1A1, 6.50%, 7/25/42	4,867,629	5,851,226
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,966,849	2,388,813
Trust 2003-W4 4A, 7.179%, 10/25/42	3,111,928	3,695,094
Series 2012-134 FK, 0.554%, 12/25/42	19,750,142	19,781,703
Series 2013-15 FA, 0.554%, 3/25/43	29,427,937	29,535,614
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,265,931	3,895,808
Trust 2004-W2 5A, 7.50%, 3/25/44	8,320,005	10,188,104
Trust 2004-W8 3A, 7.50%, 6/25/44	1,234,752	1,458,810
Trust 2009-11 MP, 7.00%, 3/25/49	22,775,091	26,068,801
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	147,567	149,360
Series 1078 GZ, 6.50%, 5/15/21	370,461	404,261
Series (GN) 16 PK, 7.00%, 8/25/23	4,446,294	5,183,085
Series T-48 1A4, 5.538%, 7/25/33	42,770,423	48,653,195
Series T-051 1A, 6.50%, 9/25/43	282,149	320,813
Series T-59 1A1, 6.50%, 10/25/43	15,687,696	18,737,494

		237,403,485
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 5.9%
Fannie Mae, 15 Year
4.00%, 2/1/27	77,643,661	83,098,846
6.00%, 7/1/16 - 3/1/22	14,788,576	15,788,675
6.50%, 12/1/14 - 11/1/18	17,804,012	18,974,179
7.00%, 11/1/18	1,416,735	1,516,255
7.50%, 9/1/15 - 8/1/17	6,719,562	7,096,625
Fannie Mae, 20 Year
4.00%, 11/1/30	15,445,329	16,587,319
6.50%, 1/1/22 - 10/1/26	6,377,813	7,165,450
Fannie Mae, 30 Year
5.50%, 7/1/33 - 8/1/37	45,416,674	50,104,569
6.00%, 9/1/36 - 3/1/40	68,004,838	75,822,231
6.50%, 12/1/28 - 8/1/39	91,868,477	103,485,681
7.00%, 4/1/37 - 8/1/37	24,582,562	28,141,283
Fannie Mae, Hybrid ARM
2.073%, 1/1/35	5,195,933	5,543,089
2.194%, 9/1/34	3,342,576	3,559,570
2.342%, 12/1/34	3,592,698	3,739,729
2.487%, 1/1/35	2,245,712	2,385,935
2.54%, 8/1/35	3,442,681	3,662,106
3.345%, 6/1/41	42,058,183	44,389,800
4.392%, 8/1/38	8,753,924	9,344,200
Fannie Mae, Multifamily DUS
Pool 555728, 4.006%, 8/1/13	168,393	168,379
Pool 735387, 4.907%, 4/1/15	5,227,567	5,603,889
Pool 555806, 5.138%, 10/1/13	1,535,589	1,526,429
Pool 461628, 5.32%, 4/1/14	7,290,402	7,447,731
Pool 462086, 5.355%, 11/1/15	18,948,473	20,623,085
Freddie Mac, 30 Year
6.00%, 2/1/39	10,038,807	11,044,031
Freddie Mac, Hybrid ARM
2.697%, 4/1/37	3,902,468	4,046,053
2.942%, 2/1/38	11,766,500	12,490,380
2.983%, 5/1/34	5,440,998	5,813,362
4.634%, 10/1/38	6,611,143	7,070,588
5.87%, 7/1/38	1,696,776	1,815,536
6.015%, 9/1/37	2,976,544	3,223,434
Freddie Mac Gold, 15 Year
4.00%, 4/1/25 - 11/1/26	61,276,193	65,196,077
4.50%, 9/1/26	29,334,245	31,235,102
6.00%, 2/1/18	2,024,084	2,154,565
6.50%, 7/1/14 - 3/1/18	8,038,288	8,522,472
7.00%, 4/1/15	707	712
7.75%, 7/25/21	671,270	771,434
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	10,398,736	11,586,034

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac Gold, 30 Year
6.00%, 2/1/38 - 11/1/39	32,212,591	35,289,635
6.50%, 9/1/18 - 4/1/33	16,741,859	18,821,995
7.00%, 11/1/37 - 9/1/38	22,294,626	25,623,394
7.47%, 3/17/23	152,813	163,471
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	1,678,241	1,931,412
7.97%, 4/15/20 - 1/15/21	870,647	974,602

		763,549,344
PRIVATE LABEL CMO & REMIC: 0.0%(e)
Union Planters Mortgage Finance Corp.
Series 2000-1 A1, 7.70%, 12/25/24	1,346,594	1,459,795

		1,002,412,624
ASSET-BACKED: 0.4%
CREDIT CARD: 0.2%
Chase Issuance Trust
Series 2012-A8, 0.54%, 10/16/17	31,000,000	30,950,307
STUDENT LOAN: 0.2%
SLM Student Loan Trust
Series 2012-B A2, 3.48%, 10/15/30(d)	9,725,000	10,412,976
Series 2012-E A2A, 2.09%, 6/15/45(d)	7,775,000	7,929,652

		18,342,628

		49,292,935
CORPORATE: 11.5%
FINANCIALS: 4.6%
Ally Financial, Inc.
4.50%, 2/11/14	43,330,000	44,250,762
American International Group, Inc.
4.25%, 9/15/14	4,750,000	4,975,459
8.25%, 8/15/18	20,485,000	26,538,584
Bank of America Corp.
5.30%, 3/15/17	37,540,000	42,062,782
6.625%, 5/23/36(c)	33,500,000	39,530,000
Boston Properties, Inc.
5.625%, 4/15/15	5,900,000	6,448,364
5.875%, 10/15/19	7,960,000	9,644,912
5.625%, 11/15/20	3,850,000	4,565,422
3.85%, 2/1/23	7,800,000	8,242,408
Capital One Financial Corp.
6.75%, 9/15/17	25,085,000	30,306,217
Cigna Corp.
7.65%, 3/1/23	9,525,000	12,512,011
7.875%, 5/15/27	12,675,000	17,107,587
8.30%, 1/15/33	8,845,000	11,633,272
Citigroup, Inc.
6.125%, 11/21/17	26,825,000	31,717,102
4.05%, 7/30/22	7,500,000	7,747,673
7.875%, 10/30/40(c)	20,528,200	23,500,683
Equity Residential
4.625%, 12/15/21	12,500,000	14,017,025
General Electric Co.
5.50%, 1/8/20	20,970,000	24,848,758
4.375%, 9/16/20	8,475,000	9,464,405
4.625%, 1/7/21	3,350,000	3,771,453
Health Net, Inc.
6.375%, 6/1/17	10,250,000	10,967,500
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	4,188,582
6.50%, 5/2/36	25,990,000	31,863,688
6.50%, 9/15/37	8,940,000	10,950,454
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	23,042,000	32,837,845
Legg Mason, Inc.
5.50%, 5/21/19	14,375,000	15,597,781
Royal Bank of Scotland Group PLC(b) (United Kingdom)
4.375%, 3/16/16	7,900,000	8,598,068
5.625%, 8/24/20	6,225,000	7,236,563
6.125%, 12/15/22	14,100,000	14,583,602
SLM Corp.
3.875%, 9/10/15	7,625,000	7,939,821

	PAR VALUE	VALUE
6.00%, 1/25/17	14,285,000	15,534,938
4.625%, 9/25/17	3,900,000	4,051,133
8.45%, 6/15/18	15,550,000	18,426,750
Unum Group
7.19%, 2/1/28	8,305,000	9,855,050
7.25%, 3/15/28	2,030,000	2,566,484
6.75%, 12/15/28	11,368,000	13,850,146
Wells Fargo & Co.
6.00%, 11/15/17	10,195,000	12,170,893

		594,104,177
INDUSTRIALS: 6.9%
AT&T, Inc.
6.55%, 2/15/39	5,500,000	6,794,106
5.35%, 9/1/40	18,000,000	19,270,386
Boston Scientific Corp.
6.25%, 11/15/15	1,055,000	1,183,211
6.40%, 6/15/16	24,811,000	28,340,390
Burlington Northern Santa Fe, LLC(g)
8.251%, 1/15/21	849,554	1,041,586
4.967%, 4/1/23	8,977,507	10,262,142
5.72%, 1/15/24	10,756,492	12,655,689
5.342%, 4/1/24	12,674,199	14,679,219
5.629%, 4/1/24	19,566,681	22,960,423
Canadian Pacific Railway Ltd.(b) (Canada)
5.75%, 1/15/42	4,850,000	5,760,825
Comcast Corp.
6.30%, 11/15/17	5,865,000	7,152,690
5.875%, 2/15/18	4,475,000	5,398,631
6.45%, 3/15/37	4,998,000	6,340,093
6.95%, 8/15/37	1,700,000	2,260,349
Cox Communications, Inc.
5.50%, 10/1/15	4,705,000	5,244,358
5.875%, 12/1/16(d)	24,570,000	28,648,718
3.25%, 12/15/22(d)	4,075,000	4,139,744
CSX Corp.
9.75%, 6/15/20	5,231,000	7,393,977
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	4,119,855
7.875%, 1/1/23	8,660,000	9,569,300
7.75%, 7/15/26	50,000	54,375
7.75%, 5/15/27	540,000	580,500
7.00%, 12/1/28	15,135,000	15,891,750
Dow Chemical Co.
8.55%, 5/15/19	21,553,000	28,970,874
7.375%, 11/1/29	15,330,000	20,491,118
9.40%, 5/15/39	4,890,000	7,775,951
Eaton Corp. PLC(b) (Ireland)
1.50%, 11/2/17(d)	2,885,000	2,893,277
2.75%, 11/2/22(d)	7,500,000	7,456,740
Enel SPA(b) (Italy)
6.80%, 9/15/37(d)	12,125,000	12,521,560
FedEx Corp.
8.00%, 1/15/19	6,965,000	9,144,947
6.72%, 7/15/23	11,868,172	14,463,488
Ford Motor Credit Co.(g)
5.625%, 9/15/15	23,250,000	25,315,716
5.75%, 2/1/21	25,200,000	28,573,650
HCA, Inc.
6.75%, 7/15/13	4,600,000	4,666,125
5.75%, 3/15/14	200,000	207,250
6.375%, 1/15/15	10,375,000	11,114,219
6.50%, 2/15/16	20,430,000	22,370,850
Hewlett-Packard Co.
3.30%, 12/9/16	14,955,000	15,574,631
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,973,447
6.50%, 7/15/16	32,945,000	36,692,494
Liberty Interactive
8.50%, 7/15/29	9,462,000	10,514,647
8.25%, 2/1/30	7,291,000	8,020,100

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Macy’s, Inc.
6.90%, 1/15/32	49,699,000	59,616,763
News Corp.
6.15%, 3/1/37	11,000,000	12,906,410
6.65%, 11/15/37	1,638,000	2,023,520
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	10,548,160
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	4,901,000	6,367,987
3.125%, 10/15/22(d)	22,133,000	21,361,997
Sprint Nextel Corp.
6.00%, 12/1/16	17,100,000	18,553,500
6.90%, 5/1/19	4,225,000	4,636,937
Telecom Italia SPA(b) (Italy)
6.175%, 6/18/14	5,661,000	5,922,368
4.95%, 9/30/14	8,850,000	9,166,051
6.999%, 6/4/18	8,150,000	9,197,487
7.175%, 6/18/19	19,816,000	22,536,975
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	26,800,706
8.25%, 4/1/19	16,145,000	21,016,318
Time Warner, Inc.
7.625%, 4/15/31	26,950,000	36,464,428
7.70%, 5/1/32	8,080,000	11,011,020
Union Pacific Corp.
5.866%, 7/2/30	29,539,565	34,858,270
6.176%, 1/2/31	10,424,433	12,772,308
Vulcan Materials Co.
6.50%, 12/1/16	5,250,000	5,880,000
7.50%, 6/15/21	10,825,000	12,746,437
Xerox Corp.
6.35%, 5/15/18	28,585,000	33,501,649
5.625%, 12/15/19	11,115,000	12,703,089

		882,075,781

		1,476,179,958

TOTAL FIXED INCOME SECURITIES (Cost $2,887,280,462)		3,173,229,844

SHORT-TERM INVESTMENTS: 3.5%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	12,847,879	12,847,879
REPURCHASE AGREEMENT: 3.4%
Fixed Income Clearing Corporation(f) 0.05%, dated 3/28/13, due 4/1/13, maturity value $432,802,404	432,800,000	432,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $445,647,879)		445,647,879

TOTAL INVESTMENTS (Cost $10,835,751,409)	99.7%	12,837,673,398
OTHER ASSETS LESS LIABILITIES	0.3%	34,187,567

NET ASSETS	100.0%	$12,871,860,965

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2013, all such securities in total represented $168,775,550 or 1.3% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by U.S. Treasury Note 1.50%, 7/31/16. Total collateral value is $441,460,960.
(g)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note-Short Position	3,078	Jun 2013	$(406,247,906)	$(1,929,198)

Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2013:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(b)	$9,166,371,529	$—		$—
Preferred Stocks	—	52,424,146		—
Fixed Income Securities
U.S. Treasury	354,982,479	—		—
Government-Related	—	290,361,848		—
Mortgage-Related	—	1,002,412,624		—
Asset-Backed	—	49,292,935		—
Corporate	—	1,476,179,958		—
Short-term Investments
Money Market Fund	12,847,879	—		—
Repurchase Agreement	—	432,800,000		—

Total Securities	$9,534,201,887	$3,303,471,511		$—

Other Financial Instruments
Treasury Futures Contracts	$—	$(1,929,198	)(c)	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2013, the cost of investments for federal income tax purposes was $10,846,180,587. Net unrealized appreciation aggregated $1,991,492,811, of which $2,461,632,752 represented appreciated securities and $470,139,941 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Balanced Fund

INCOME FUND Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES: 96.6%

	PAR VALUE	VALUE
U.S. TREASURY: 11.7%
U.S. Treasury Note
0.625%, 4/30/13	147,980,000	148,037,860
0.375%, 7/31/13	201,605,000	201,786,041
0.75%, 8/15/13	299,540,000	300,242,122
0.50%, 10/15/13	301,675,000	302,299,467
0.25%, 10/31/13	303,285,000	303,486,381
0.25%, 1/31/14	300,100,000	300,346,082
0.25%, 4/30/14	397,060,000	397,354,619
1.00%, 5/15/14	365,000,000	368,322,230
0.25%, 6/30/14	400,000,000	400,281,200
0.125%, 7/31/14	400,000,000	399,578,000

		3,121,734,002
GOVERNMENT-RELATED: 9.0%
FEDERAL AGENCY: 0.9%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	19,389	19,865
Small Business Administration—504 Program
Series 93-20D, 6.75%, 4/1/13	31,175	31,192
Series 93-20E, 6.55%, 5/1/13	177,919	178,985
Series 93-20F, 6.65%, 6/1/13	43,161	43,662
Series 93-20L, 6.30%, 12/1/13	143,011	145,903
Series 94-20A, 6.50%, 1/1/14	149,059	152,518
Series 94-20D, 7.70%, 4/1/14	45,859	47,020
Series 94-20E, 7.75%, 5/1/14	241,750	247,675
Series 94-20F, 7.60%, 6/1/14	138,299	142,523
Series 94-20G, 8.00%, 7/1/14	111,620	115,854
Series 94-20H, 7.95%, 8/1/14	53,709	55,669
Series 94-20I, 7.85%, 9/1/14	35,020	36,501
Series 94-20K, 8.65%, 11/1/14	90,376	93,979
Series 94-20L, 8.40%, 12/1/14	55,577	57,860
Series 95-20A, 8.50%, 1/1/15	34,217	35,779
Series 95-20C, 8.10%, 3/1/15	64,083	66,727
Series 97-20E, 7.30%, 5/1/17	188,524	201,109
Series 97-20H, 6.80%, 8/1/17	32,842	35,297
Series 97-20J, 6.55%, 10/1/17	447,780	480,335
Series 97-20L, 6.55%, 12/1/17	19,852	21,420
Series 98-20B, 6.15%, 2/1/18	49,645	53,674
Series 98-20C, 6.35%, 3/1/18	1,378,298	1,499,638
Series 98-20H, 6.15%, 8/1/18	609,559	664,510
Series 98-20L, 5.80%, 12/1/18	419,238	455,015
Series 99-20C, 6.30%, 3/1/19	379,747	420,309
Series 99-20E, 6.30%, 5/1/19	11,037	12,153
Series 99-20G, 7.00%, 7/1/19	776,690	860,576
Series 99-20I, 7.30%, 9/1/19	265,558	296,445
Series 00-20C, 7.625%, 3/1/20	19,364	21,611
Series 00-20G, 7.39%, 7/1/20	14,256	16,024
Series 01-20G, 6.625%, 7/1/21	2,974,010	3,330,703
Series 01-20L, 5.78%, 12/1/21	8,324,943	9,181,088
Series 02-20A, 6.14%, 1/1/22	50,969	56,631
Series 02-20L, 5.10%, 12/1/22	2,468,738	2,728,581
Series 03-20G, 4.35%, 7/1/23	136,112	148,027
Series 04-20L, 4.87%, 12/1/24	3,657,755	4,098,045
Series 05-20B, 4.625%, 2/1/25	4,940,591	5,504,321
Series 05-20D, 5.11%, 4/1/25	262,851	294,302
Series 05-20E, 4.84%, 5/1/25	9,306,985	10,370,132
Series 05-20G, 4.75%, 7/1/25	8,483,775	9,422,394
Series 05-20H, 5.11%, 8/1/25	108,168	122,828
Series 05-20I, 4.76%, 9/1/25	9,037,126	10,065,596
Series 06-20A, 5.21%, 1/1/26	10,035,367	11,320,510
Series 06-20B, 5.35%, 2/1/26	2,884,205	3,283,141
Series 06-20C, 5.57%, 3/1/26	13,693,763	15,687,163
Series 06-20G, 6.07%, 7/1/26	25,844,681	29,794,770
Series 06-20H, 5.70%, 8/1/26	201,876	232,001
Series 06-20I, 5.54%, 9/1/26	440,407	504,558
Series 06-20J, 5.37%, 10/1/26	9,156,501	10,418,221
Series 06-20L, 5.12%, 12/1/26	7,244,299	8,110,764
Series 07-20A, 5.32%, 1/1/27	14,197,079	16,294,682

	PAR VALUE	VALUE
Series 07-20C, 5.23%, 3/1/27	21,970,027	24,812,691
Series 07-20D, 5.32%, 4/1/27	24,428,433	27,843,816
Series 07-20G, 5.82%, 7/1/27	15,080,399	17,441,803

		227,576,596
FOREIGN AGENCY: 1.6%
Export-Import Bank of Korea(c) (South Korea)
4.00%, 1/11/17	147,770,000	160,954,335
Petroleo Brasileiro SA(c) (Brazil)
5.75%, 1/20/20	44,370,000	48,868,009
5.375%, 1/27/21	203,555,000	219,634,420

		429,456,764
LOCAL AUTHORITY: 6.0%
California Taxable General Obligation
7.50%, 4/1/34	144,405,000	200,988,655
7.55%, 4/1/39	257,273,000	371,417,312
7.30%, 10/1/39	29,495,000	40,911,925
7.625%, 3/1/40	54,405,000	78,680,511
7.60%, 11/1/40	25,235,000	36,918,553
Illinois Taxable General Obligation
4.961%, 3/1/16	54,805,000	59,892,000
5.365%, 3/1/17	187,320,000	208,895,518
5.665%, 3/1/18	166,930,000	190,702,501
Los Angeles Unified School District Taxable General Obligation
5.75%, 7/1/34	1,830,000	2,239,096
6.758%, 7/1/34	133,845,000	180,866,087
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	159,460,000	225,037,925
New Valley Generation V
4.929%, 1/15/21	416,575	483,249

		1,597,033,332
SOVEREIGN: 0.5%
Kingdom of Spain(b),(c)
4.00%, 3/6/18	142,500,000	142,618,386

		2,396,685,078
MORTGAGE-RELATED: 28.8%
FEDERAL AGENCY CMO & REMIC: 4.4%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	190,132	229,073
Trust 1997-2Z, 7.50%, 6/15/27	15,390,281	18,299,860
Trust 1998-2 2A PT, 8.789%, 8/15/27	53,286	63,769
Trust 1998-1 1A, 8.219%, 3/15/28	428,302	502,002
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	835,838	954,713
Trust 1998-58 PC, 6.50%, 10/25/28	4,709,651	5,382,081
Trust 2001 T-5 A2, 6.991%, 2/19/30	70,423	83,664
Trust 2001-T5 A3, 7.50%, 6/19/30	332,734	403,517
Trust 2001-69 PQ, 6.00%, 12/25/31	5,385,038	6,110,984
Trust 2002-33 A1, 7.00%, 6/25/32	3,284,677	3,869,254
Trust 2002-69 Z, 5.50%, 10/25/32	862,502	972,542
Trust 2008-24 GD, 6.50%, 3/25/37	8,067,143	8,857,113
Trust 2009-53 QM, 5.50%, 5/25/39	13,395,841	14,694,621
Trust 2009-40 TB, 6.00%, 6/25/39	22,595,645	25,220,240
Trust 2001-T3 A1, 7.50%, 11/25/40	182,681	206,081
Trust 2010-123 WT, 7.00%, 11/25/40	123,955,906	140,734,082
Trust 2001-T7 A1, 7.50%, 2/25/41	78,474	88,475
Trust 2001-T4 A1, 7.50%, 7/25/41	2,843,251	3,389,235
Trust 2001-T10 A1, 7.00%, 12/25/41	3,796,670	4,386,832
Trust 2002-T12 A3, 7.50%, 5/25/42	68,740	85,031
Trust 2002-90 A1, 6.50%, 6/25/42	7,224,328	8,487,703
Trust 2002-W6 2A1, 6.587%, 6/25/42	4,574,762	5,188,375
Trust 2002-W8 A2, 7.00%, 6/25/42	2,330,545	2,724,260
Trust 2003-W2 1A2, 7.00%, 7/25/42	12,445,981	15,116,117
Trust 2003-W4 3A, 6.768%, 10/25/42	4,438,028	5,200,929
Series 2012-133 JF, 0.554%, 12/25/42	24,591,190	24,686,924
Trust 2003-07 A1, 6.50%, 12/25/42	6,200,333	7,212,599
Trust 2003-W1 1A1, 6.121%, 12/25/42	8,972,892	10,429,444
Trust 2003-W1 2A, 6.879%, 12/25/42	4,368,622	5,222,036
Trust 2012-133 HF, 0.554%, 12/25/42	69,076,866	69,374,034

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2012-134 FT, 0.554%, 12/25/42	95,526,954	95,935,714
Trust 2012-148 LF, 0.504%, 1/25/43	83,734,410	83,915,192
Series 2013-6 FL, 0.604%, 2/25/43	233,003,863	234,244,142
Series 2013-15 FA, 0.554%, 3/25/43	2,643,364	2,653,036
Trust 2004-T1 1A2, 6.50%, 1/25/44	4,151,960	4,952,720
Trust 2004-W2 2A2, 7.00%, 2/25/44	185,634	218,784
Trust 2004-W2 5A, 7.50%, 3/25/44	13,255,212	16,231,418
Trust 2004-W8 3A, 7.50%, 6/25/44	8,774,150	10,366,308
Trust 2005-W1 1A3, 7.00%, 10/25/44	9,944,245	12,063,503
Trust 2001-79 BA, 7.00%, 3/25/45	1,246,548	1,457,863
Trust 2006-W1 1A1, 6.50%, 12/25/45	964,911	1,140,109
Trust 2006-W1 1A2, 7.00%, 12/25/45	6,956,212	8,269,170
Trust 2006-W1 1A3, 7.50%, 12/25/45	118,054	142,405
Trust 2006-W1 1A4, 8.00%, 12/25/45	8,181,760	10,050,973
Trust 2007-W10 1A, 6.23%, 8/25/47	34,517,527	40,308,740
Trust 2007-W10 2A, 6.256%, 8/25/47	9,991,352	11,644,672
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	550,947	613,200
Series 3312 AB, 6.50%, 6/15/32	9,379,199	10,617,807
Series T-41 2A, 6.401%, 7/25/32	216,980	253,626
Series 2610 UA, 4.00%, 5/15/33	5,400,094	5,775,303
Series T-48 1A, 6.087%, 7/25/33	4,354,426	5,135,915
Series 3330 GZ, 5.50%, 6/15/37	16,887,376	18,380,895
Series 4091 JF, 0.703%, 6/15/41	35,776,307	35,583,079
Series 4120 YF, 0.553%, 10/15/42	106,202,566	106,630,563
Series 4122 FP, 0.603%, 10/15/42	55,812,799	55,835,626
Series T-051 1A, 6.50%, 9/25/43	95,930	109,077

		1,160,705,430
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 24.4%
Fannie Mae, 10 Year 6.00%, 11/1/16	2,675,306	2,792,036
Fannie Mae, 15 Year
4.00%, 7/1/26 - 2/1/27	174,838,452	187,126,181
5.00%, 9/1/25	212,213,090	229,146,682
5.50%, 1/1/18 - 7/1/25	546,805,437	598,611,535
6.00%, 7/1/16 - 3/1/23	235,688,409	255,480,564
6.50%, 12/1/14 - 12/1/19	33,273,667	35,541,281
7.00%, 9/1/14 - 11/1/17	74,093	77,876
7.50%, 11/1/14 - 8/1/17	2,326,602	2,462,082
Fannie Mae, 20 Year
4.00%, 10/1/30 - 9/1/31	231,557,374	248,678,160
6.00%, 2/1/28	12,777,587	14,124,690
6.50%, 4/1/19 - 10/1/24	16,480,393	18,326,026
Fannie Mae, 30 Year
5.50%, 2/1/33 - 9/1/39	654,129,066	720,060,822
6.00%, 11/1/28 - 6/1/40	554,954,442	616,059,406
6.50%, 12/1/32 - 8/1/39	378,960,308	422,348,322
7.00%, 4/1/32 - 12/1/37	298,878,601	341,461,158
Fannie Mae, Hybrid ARM
1.921%, 8/1/34	4,291,969	4,508,911
2.11%, 11/1/35	4,404,944	4,625,204
2.146%, 1/1/35	5,299,987	5,503,892
2.219%, 9/1/34	6,381,930	6,648,770
2.245%, 4/1/35	6,615,423	7,045,105
2.268%, 8/1/34	1,439,284	1,524,932
2.281%, 12/1/36	6,962,678	7,398,644
2.30%, 10/1/33	5,245,930	5,575,062
2.422%, 10/1/34	4,957,388	5,233,368
2.475%, 7/1/35	3,409,168	3,616,979
2.483%, 7/1/35	3,419,554	3,628,472
2.526%, 8/1/35	4,575,127	4,863,313
2.565%, 1/1/37	6,674,606	7,116,262
2.58%, 8/1/35	13,790,170	14,675,115
2.582%, 7/1/35	3,995,001	4,255,035
2.608%, 1/1/36	8,785,997	9,322,430
2.612%, 12/1/35	4,645,890	4,946,962
2.648%, 7/1/34	5,283,315	5,606,602
2.708%, 1/1/36	9,202,616	9,790,405
2.715%, 10/1/35	6,844,526	7,304,746
2.725%, 11/1/36	5,917,112	6,316,825
2.76%, 7/1/35	3,399,231	3,631,099

	PAR VALUE	VALUE
2.799%, 6/1/35	2,405,256	2,549,172
2.861%, 1/1/35	2,283,110	2,448,690
2.866%, 10/1/35	3,764,818	4,019,814
2.874%, 8/1/35	8,418,996	9,010,173
2.89%, 9/1/35	6,183,537	6,612,636
2.919%, 2/1/37	14,032,652	15,100,945
4.319%, 10/1/38	16,422,282	17,488,694
4.364%, 10/1/38	5,704,984	6,089,670
5.016%, 5/1/38	11,110,191	12,028,681
5.021%, 4/1/38	3,276,198	3,551,075
5.033%, 10/1/38	9,232,343	9,960,513
5.257%, 9/1/38	1,742,323	1,871,633
5.401%, 8/1/37	3,268,383	3,526,854
5.54%, 7/1/36	627,866	665,476
5.598%, 6/1/39	4,376,311	4,728,764
5.601%, 4/1/37	3,272,913	3,535,203
5.809%, 12/1/36	6,080,813	6,586,829
5.834%, 11/1/37	6,281,882	6,795,391
Fannie Mae, Multifamily DUS
Pool 555728, 4.006%, 8/1/13	102,907	102,898
Pool 760744, 4.75%, 3/1/15	12,124,851	12,860,873
Pool 555317, 4.804%, 4/1/13	2,475	2,477
Pool 735745, 4.992%, 1/1/17	185,108	195,643
Pool 555806, 5.138%, 10/1/13	56,492	56,155
Pool 745629, 5.16%, 1/1/18	360,077	392,069
Pool 462084, 5.275%, 11/1/15	55,060	59,001
Pool 888559, 5.424%, 6/1/17	34,288,986	38,690,558
Pool 888381, 5.508%, 4/1/17	639,629	714,268
Pool 888015, 5.54%, 11/1/16	39,833,104	44,097,678
Pool 745936, 6.087%, 8/1/16	835,197	942,334
Freddie Mac, 30 Year
5.50%, 9/1/34 - 1/1/35	19,259,987	21,003,870
6.00%, 5/1/38 - 2/1/39	106,633,265	116,952,234
6.50%, 10/1/37	149,818	168,159
Freddie Mac, Hybrid ARM
1.83%, 1/1/36	5,381,640	5,613,417
2.25%, 4/1/35	2,304,414	2,449,245
2.262%, 8/1/36	5,740,234	6,094,603
2.382%, 2/1/35	2,259,977	2,402,908
2.408%, 1/1/36	16,919,365	18,052,657
2.445%, 3/1/37	9,332,616	9,923,027
2.449%, 2/1/34	10,821,287	11,556,644
2.50%, 1/1/35	4,530,787	4,809,990
2.503%, 2/1/38	16,129,652	17,137,315
2.615%, 1/1/36	6,929,769	7,368,822
2.632%, 7/1/37	16,597,706	17,760,696
2.657%, 5/1/37	8,513,562	9,046,864
2.693%, 1/1/37	6,802,592	7,297,944
2.697%, 4/1/37	2,441,521	2,531,353
2.719%, 10/1/35	6,782,791	7,241,477
2.762%, 3/1/35	2,855,014	3,045,037
2.803%, 8/1/35	4,188,454	4,469,352
2.825%, 4/1/37	5,338,385	5,613,600
2.901%, 9/1/33	15,826,537	16,873,088
2.92%, 8/1/34	2,624,068	2,776,735
2.934%, 4/1/36	9,961,415	10,653,825
2.943%, 9/1/35	8,083,979	8,642,202
2.995%, 8/1/35	5,967,208	6,383,343
3.928%, 4/1/38	20,594,272	22,030,939
4.293%, 6/1/38	10,486,385	11,174,271
4.634%, 10/1/38	3,256,173	3,482,463
4.658%, 10/1/38	7,596,426	8,062,931
4.847%, 4/1/38	16,108,251	17,158,570
4.999%, 6/1/38	5,911,873	6,316,698
5.025%, 11/1/34	4,956,525	5,347,879
5.838%, 1/1/38	4,879,080	5,245,775
6.109%, 12/1/36	4,528,853	4,864,484
6.232%, 10/1/37	3,699,248	3,970,484
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	1,124,920	1,197,437
Freddie Mac Gold, 15 Year
4.00%, 7/1/26 - 5/1/27	501,909,823	533,422,915

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
4.50%, 3/1/25	3,108,141	3,315,376
5.50%, 10/1/20 - 12/1/24	32,107,525	34,777,786
6.00%, 8/1/16 - 11/1/23	72,851,432	79,634,036
6.50%, 7/1/14 - 9/1/18	9,757,910	10,407,064
Freddie Mac Gold, 20 Year
4.00%, 9/1/31	121,508,815	130,351,113
5.50%, 11/1/23	15,762,166	17,209,043
6.00%, 7/1/25 - 12/1/27	78,804,436	86,295,683
6.50%, 7/1/21 - 10/1/26	8,802,317	9,808,224
Freddie Mac Gold, 30 Year
5.50%, 3/1/34 - 12/1/38	356,342,562	387,692,719
6.00%, 2/1/33 - 5/1/40	571,265,067	625,906,968
6.50%, 5/1/17 - 10/1/38	86,503,802	95,653,005
7.00%, 4/1/31 - 11/1/38	15,979,413	18,460,134
7.90%, 2/17/21	900,824	966,735
Ginnie Mae, 30 Year
7.00%, 5/15/28	750,501	894,083
7.50%, 9/15/17 - 5/15/25	2,714,256	3,081,924
7.80%, 6/15/20 - 1/15/21	716,146	799,350
7.85%, 1/15/21 - 10/15/21	16,326	16,858
8.00%, 9/15/20	13,305	15,289

		6,493,547,764
PRIVATE LABEL CMO & REMIC: 0.0%(f)
GSMPS Mortgage Loan Trust(b)
Series 2004-4 1A4, 8.50%, 6/25/34	6,866,379	7,398,166

		7,661,651,360
ASSET-BACKED: 1.4%
CREDIT CARD: 1.0%
Chase Issuance Trust
Series 2012-A8, 0.54%, 10/16/17	264,260,000	263,836,392
STUDENT LOAN: 0.4%
SLM Student Loan Trust
Series 2007-3 A2, 0.311%, 10/25/17	4,299,162	4,299,201
Series 2013-A A-2A, 1.77%, 5/17/27(b)	4,895,000	4,893,762
Series 2012-B A2, 3.48%, 10/15/30(b)	19,835,000	21,238,187
Series 2012-C A2, 3.31%, 10/15/46(b)	62,821,000	67,065,061

		97,496,211

		361,332,603
CORPORATE: 45.7%
FINANCIALS: 19.2%
Ally Financial, Inc.
4.50%, 2/11/14	313,773,000	320,440,676
American International Group, Inc.
4.25%, 9/15/14	43,680,000	45,753,271
8.25%, 8/15/18	132,195,000	171,260,341
6.40%, 12/15/20	19,175,000	23,747,202
Bank of America Corp.
5.30%, 3/15/17	103,820,000	116,328,130
7.625%, 6/1/19	255,606,000	324,690,678
6.625%, 5/23/36(a)	197,073,000	232,546,140
Boston Properties, Inc.
5.625%, 4/15/15	34,820,000	38,056,275
5.00%, 6/1/15	17,274,000	18,791,659
3.70%, 11/15/18	28,790,000	31,667,385
5.875%, 10/15/19	48,349,000	58,583,146
5.625%, 11/15/20	55,220,000	65,481,201
4.125%, 5/15/21	23,485,000	25,447,407
3.85%, 2/1/23	9,615,000	10,160,353
Capital One Financial Corp.
6.75%, 9/15/17	124,870,000	150,860,567
4.75%, 7/15/21	96,575,000	108,968,277
Cigna Corp.
8.50%, 5/1/19	75,436,000	97,894,353
4.00%, 2/15/22	39,970,000	43,220,948
7.65%, 3/1/23	6,372,000	8,370,240
7.875%, 5/15/27	29,445,000	39,742,241
8.30%, 1/15/33	7,955,000	10,462,711
6.15%, 11/15/36	92,849,000	112,226,493
5.375%, 2/15/42	24,165,000	27,322,278

	PAR VALUE	VALUE
Citigroup, Inc.
6.125%, 11/21/17	80,948,000	95,710,568
1.99%, 5/15/18	170,635,000	177,024,073
4.05%, 7/30/22	60,714,000	62,718,958
7.875%, 10/30/40(a)	178,926,725	204,835,315
Equity Residential
4.625%, 12/15/21	79,577,000	89,234,624
General Electric Co.
5.50%, 1/8/20	178,320,000	211,303,315
4.375%, 9/16/20	64,515,000	72,046,739
4.625%, 1/7/21	16,970,000	19,104,945
4.65%, 10/17/21	48,250,000	54,018,384
Health Net, Inc.
6.375%, 6/1/17	82,782,000	88,576,740
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	52,505,000	60,668,005
9.30%, 6/1/21	100,000	137,604
6.50%, 5/2/36	133,016,000	163,077,350
6.50%, 9/15/37	107,722,000	131,946,847
JPMorgan Chase & Co.
4.95%, 3/25/20	33,370,000	38,255,235
4.35%, 8/15/21	17,001,000	18,755,078
4.50%, 1/24/22	25,040,000	27,441,862
8.75%, 9/1/30(a)	45,848,000	65,339,360
Legg Mason, Inc.
5.50%, 5/21/19	137,595,000	149,299,243
Royal Bank of Scotland Group PLC(c) (United Kingdom)
4.375%, 3/16/16	57,675,000	62,771,336
5.625%, 8/24/20	24,287,000	28,233,638
6.125%, 1/11/21	62,005,000	74,825,340
6.125%, 12/15/22	154,295,000	159,587,010
SLM Corp.
3.875%, 9/10/15	57,220,000	59,582,499
6.00%, 1/25/17	141,355,000	153,723,562
4.625%, 9/25/17	23,200,000	24,099,046
8.45%, 6/15/18	132,624,000	157,159,440
Travelers Cos., Inc.
5.50%, 12/1/15	14,092,000	15,794,145
6.25%, 6/20/16	43,840,000	51,094,731
5.75%, 12/15/17	35,330,000	42,609,217
3.90%, 11/1/20	19,660,000	22,069,825
Unum Group
6.85%, 11/15/15(b)	20,890,000	23,547,730
7.19%, 2/1/28	11,400,000	13,527,703
7.25%, 3/15/28	25,195,000	31,853,484
6.75%, 12/15/28	8,182,000	9,968,499
WellPoint, Inc.
5.00%, 12/15/14	15,425,000	16,528,520
5.25%, 1/15/16	136,583,000	152,060,176
5.875%, 6/15/17	16,166,000	19,030,421
7.00%, 2/15/19	69,438,000	86,839,371
Wells Fargo & Co.
6.00%, 11/15/17	85,295,000	101,826,024
5.625%, 12/11/17	15,000	17,743

		5,118,265,677
INDUSTRIALS: 26.5%
AT&T, Inc.
8.00%, 11/15/31	152,912,000	223,118,181
5.35%, 9/1/40	15,035,000	16,096,125
BHP Billiton, Ltd.(c) (Australia)
5.50%, 4/1/14	48,830,000	51,316,179
Boston Scientific Corp.
5.45%, 6/15/14	69,758,000	73,402,228
6.25%, 11/15/15	14,685,000	16,469,624
6.40%, 6/15/16	110,474,000	126,189,037
6.00%, 1/15/20	15,635,000	18,275,220
Burlington Northern Santa Fe, LLC(e)
4.30%, 7/1/13	7,723,000	7,795,936
4.875%, 1/15/15	13,010,000	13,947,683
4.70%, 10/1/19	76,160,000	88,700,963

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
7.57%, 1/2/21	15,185,395	17,923,957
8.251%, 1/15/21	5,306,317	6,505,752
4.10%, 6/1/21	5,875,000	6,501,334
3.05%, 9/1/22	7,125,000	7,280,261
5.943%, 1/15/23	96,027	107,425
5.72%, 1/15/24	18,911,294	22,250,327
5.342%, 4/1/24	7,037,723	8,151,070
5.629%, 4/1/24	29,246,839	34,319,555
5.996%, 4/1/24	54,166,947	64,822,089
Canadian Pacific Railway Ltd.(c) (Canada)
5.75%, 1/15/42	43,379,000	51,525,533
Comcast Corp.
5.85%, 11/15/15	24,975,000	28,223,099
5.90%, 3/15/16	41,160,000	47,093,584
6.50%, 1/15/17	41,310,000	49,374,993
6.30%, 11/15/17	16,275,000	19,848,258
5.875%, 2/15/18	68,855,000	83,066,534
5.70%, 5/15/18	2,645,000	3,180,732
6.45%, 3/15/37	3,280,000	4,160,765
6.95%, 8/15/37	38,159,000	50,736,855
6.40%, 5/15/38	12,440,000	15,645,228
Consolidated Rail Corp.
6.76%, 5/25/15	128,393	134,257
Covidien PLC(c) (Ireland)
6.00%, 10/15/17	32,105,000	38,515,084
Cox Communications, Inc.
5.45%, 12/15/14	15,055,000	16,259,611
5.50%, 10/1/15	150,000	167,195
5.875%, 12/1/16(b)	76,860,000	89,619,067
9.375%, 1/15/19(b)	144,299,000	199,231,753
3.25%, 12/15/22(b)	9,000,000	9,142,992
CSX Corp.
8.375%, 10/15/14	41,974	46,320
9.75%, 6/15/20	10,162,000	14,363,906
6.251%, 1/15/23	18,435,478	22,378,484
Dillard’s, Inc.
7.13%, 8/1/18	23,610,000	26,974,425
7.875%, 1/1/23	275,000	303,875
7.75%, 7/15/26	21,211,000	23,066,963
7.75%, 5/15/27	12,868,000	13,833,100
7.00%, 12/1/28	28,490,000	29,914,500
Dow Chemical Co.
8.55%, 5/15/19	127,813,000	171,802,272
7.375%, 11/1/29	49,274,000	65,862,972
9.40%, 5/15/39	123,768,000	196,812,656
Eaton Corp. PLC(c) (Ireland)
1.50%, 11/2/17(b)	22,800,000	22,865,413
2.75%, 11/2/22(b)	62,320,000	61,960,538
Enel SPA(c) (Italy)
6.80%, 9/15/37(b)	40,775,000	42,108,587
6.00%, 10/7/39(b)	43,106,000	41,023,851
FedEx Corp.
7.375%, 1/15/14	22,265,000	23,435,248
8.00%, 1/15/19	18,220,000	23,922,605
6.72%, 7/15/23	17,938,912	21,861,769
7.65%, 7/15/24	2,216,526	2,768,720
Ford Motor Credit Co.(e)
5.625%, 9/15/15	180,560,000	196,602,395
5.75%, 2/1/21	207,636,000	235,433,269
4.25%, 9/20/22	29,150,000	30,139,643
HCA, Inc.
6.75%, 7/15/13	80,771,000	81,932,083
5.75%, 3/15/14	63,956,000	66,274,405
6.375%, 1/15/15	70,088,000	75,081,770
6.50%, 2/15/16	119,646,000	131,012,370
Hewlett-Packard Co.
6.125%, 3/1/14	114,415,000	119,755,320
3.30%, 12/9/16	91,260,000	95,041,176
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	152,315,000	164,680,576
6.50%, 7/15/16	122,686,000	136,641,532
Liberty Interactive

	PAR VALUE	VALUE
8.50%, 7/15/29	12,025,000	13,362,781
8.25%, 2/1/30	29,062,000	31,968,200
Macy’s, Inc.
7.875%, 7/15/15	42,450,000	48,916,393
5.90%, 12/1/16	16,951,000	19,694,028
6.65%, 7/15/24	39,806,000	49,510,244
7.00%, 2/15/28	26,205,000	32,597,464
6.70%, 9/15/28	27,145,000	31,090,770
6.90%, 4/1/29	51,112,000	61,466,065
6.90%, 1/15/32	53,035,000	63,618,484
6.70%, 7/15/34	84,962,000	100,874,788
6.375%, 3/15/37	36,776,000	42,598,781
News Corp.
6.20%, 12/15/34	7,510,000	8,883,301
6.40%, 12/15/35	29,320,000	35,438,615
6.15%, 3/1/37	29,480,000	34,589,179
6.65%, 11/15/37	12,525,000	15,472,884
6.15%, 2/15/41	30,075,000	36,013,640
Nordstrom, Inc.
6.75%, 6/1/14	43,370,000	46,405,813
6.25%, 1/15/18	16,585,000	19,847,286
6.95%, 3/15/28	12,760,000	16,779,068
Norfolk Southern Corp.
7.70%, 5/15/17	28,855,000	36,174,128
9.75%, 6/15/20	13,893,000	20,285,933
Pfizer, Inc.
5.50%, 2/1/14	38,610,000	40,243,357
5.50%, 2/15/16	54,360,000	61,745,404
5.45%, 4/1/17	62,173,000	72,966,792
6.20%, 3/15/19	35,253,000	44,250,588
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,170,000	6,501,755
8.625%, 1/15/19	27,911,000	36,265,432
3.125%, 10/15/22(b)	126,053,000	121,661,944
Roche Holding AG(c) (Switzerland)
6.00%, 3/1/19(b)	17,665,000	21,969,925
Sprint Nextel Corp.
6.00%, 12/1/16	123,920,000	134,453,200
6.90%, 5/1/19	47,565,000	52,202,588
Telecom Italia SPA(c) (Italy)
5.25%, 11/15/13	42,879,000	43,772,727
6.175%, 6/18/14	58,048,000	60,728,076
4.95%, 9/30/14	63,039,000	65,290,249
6.999%, 6/4/18	74,947,000	84,579,638
7.175%, 6/18/19	123,205,000	140,122,525
Time Warner Cable, Inc.
8.75%, 2/14/19	82,229,000	108,748,839
8.25%, 4/1/19	184,969,000	240,778,402
5.00%, 2/1/20	8,275,000	9,416,040
4.00%, 9/1/21	4,120,000	4,396,061
Time Warner, Inc.
7.625%, 4/15/31	183,403,000	248,151,595
7.70%, 5/1/32	155,613,000	212,061,616
Union Pacific Corp.
5.375%, 5/1/14	6,991,000	7,345,472
4.875%, 1/15/15	10,544,000	11,303,948
6.85%, 1/2/19	3,711,717	4,181,525
6.70%, 2/23/19	4,881,417	5,558,302
7.60%, 1/2/20	1,555,089	1,853,169
6.125%, 2/15/20	46,885,000	58,521,763
4.163%, 7/15/22	24,992,000	28,142,317
6.061%, 1/17/23	9,541,077	10,974,484
4.698%, 1/2/24	4,871,403	5,419,621
5.082%, 1/2/29	9,288,963	10,647,656
5.866%, 7/2/30	49,062,012	57,895,804
6.176%, 1/2/31	36,178,349	44,326,728
Vulcan Materials Co.
6.50%, 12/1/16	34,100,000	38,192,000
7.50%, 6/15/21	87,800,000	103,384,500
Xerox Corp.
8.25%, 5/15/14	5,950,000	6,420,330
6.40%, 3/15/16	72,142,000	81,291,986

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
7.20%, 4/1/16	25,751,000	29,499,573
6.75%, 2/1/17	63,394,000	73,155,281
2.95%, 3/15/17	1,125,000	1,158,685
6.35%, 5/15/18	107,007,000	125,412,311
5.625%, 12/15/19	67,177,000	76,775,115
4.50%, 5/15/21	50,100,000	53,578,693

		7,057,933,090

		12,176,198,767

TOTAL FIXED INCOME SECURITIES (Cost $23,640,352,670)		25,717,601,810

SHORT-TERM INVESTMENTS: 3.0%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	26,625,259	26,625,259
REPURCHASE AGREEMENT: 2.9%
Fixed Income Clearing Corporation(d) 0.05%, dated 3/28/13, due 4/1/13, maturity value $783,348,352	783,344,000	783,344,000

TOTAL SHORT-TERM INVESTMENTS (Cost $809,969,259)		809,969,259

TOTAL INVESTMENTS (Cost $24,450,321,929)	99.6%	26,527,571,069
OTHER ASSETS LESS LIABILITIES	0.4%	106,486,109

NET ASSETS	100.0%	$26,634,057,178

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2013, all such securities in total represented $1,041,025,938 or 3.9% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)

Repurchase agreement is collateralized by Fannie Mae 0.50%-5.00%, 9/28/15-3/15/16; Federal Farm Credit Bank 0.41%, 3/1/16; Federal Home Loan Bank 0.60%, 2/22/16; Freddie Mac 0.42%, 9/18/15; U.S. Treasury Note 0.25%, 9/15/15. Total collateral value is $799,015,718.

(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note-Short Position	11,284	Jun 2013	$(1,489,311,688)	$(7,072,473)

5 / Dodge & Cox Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2013:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$3,121,734,002	$—		$—
Government-Related	—	2,396,685,078		—
Mortgage-Related	—	7,661,651,360		—
Asset-Backed	—	361,332,603		—
Corporate	—	12,176,198,767		—
Short-term Investments
Money Market Fund	26,625,259	—		—
Repurchase Agreement	—	783,344,000		—

Total Securities	$3,148,359,261	$23,379,211,808		$—

Other Financial Instruments
Treasury Futures Contracts	$—	$(7,072,473	)(b)	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2013, the cost of investments for federal income tax purposes was $24,450,321,929. Net unrealized appreciation aggregated $2,077,249,140, of which $2,090,252,182 represented appreciated securities and $13,003,042 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

Date: May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 23, 2013